Financial Assets and Financial Liabilities (Financial Assets at Fair Value Through Profit or Loss) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial assets at fair value through profit or loss [abstract]
Structured deposits	¥ 3,318,407	¥ 2,719,811
Foreign exchange options	263	7,468
Financial assets at fair value through profit or loss	¥ 3,318,670	¥ 2,727,279